Collateralized transactions - Schedule of securities received as collateral (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
Collateralized Transactions
The fair value of collateral received	¥ 64,853	¥ 62,456
The portion of the above received that has been sold (as reported as short sales within Trading liabilities in the consolidated balance sheets) or repledged	¥ 48,717	¥ 45,389